FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value of Financial Instruments
Interest income amortized	$ 46,043	$ 20,621
Carrying value	0	26,977,362
Accumulated interest income amortized on remaining bonds		19,148
U.S. Government sponsored bonds
Fair Value of Financial Instruments
Amortized Cost	0	26,958,214
Unrealized Gains	0	4,646
Fair Value	$ 0	$ 26,962,860